Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Executive management:
Disclosure of transactions between related parties [line items]
Short-term compensation and benefits	$ 3,334	$ 3,835	$ 2,991
Post-employment benefits	68	109	99
Share-based payments	15,509	17,144	9,335
Key management personnel compensation	18,911	21,088	12,425
Board of directors:
Disclosure of transactions between related parties [line items]
Cash remuneration	455	430	362
Share-based payments	1,741	1,772	1,577
Key management personnel compensation	$ 2,196	$ 2,202	$ 1,939